FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2018
Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables) [Line Items]
Disclosure of financial instruments designated at fair value through profit or loss [text block]
	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Liabilities designated at fair value through profit or loss: debt securities in issue	7,085	7,812	7,032	7,812
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	10,258	41,378	10,258	41,378
Other deposits	270	381	362	552
Short positions in securities	117	1,303	67	1,303
	10,645	43,062	10,687	43,233
Financial liabilities at fair value through profit or loss	17,730	50,874	17,719	51,045